Cash and Cash Equivalents (Details) - Schedule of transactions in the course of collection $ in Thousands, $ in Millions	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CLP ($)
Assets
Documents drawn on other banks (clearing)	$ 123,267		$ 222,261
Funds receivable	39,985		109,159
Subtotal transactions in the course of collection	163,252	$ 229,319	331,420
Liabilities
Funds payable	(882,944)		(98,869)
Subtotal transactions in the course of payment	(882,944)		(98,869)
Total transactions in the course of collection	$ (719,692)		$ 232,551